Share Based Payments and Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity and Share Based Payments
Share Based Payments and Employee Benefit Plans

Note 12. — Equity and Share Based Payments

Redeemable Preferred Stock

As discussed within Note 11.—Commitments and Contingencies, on July 15, 2021, the Maryland Court of Appeals affirmed the decision of the Circuit Court (and the Court of Special Appeals) in granting summary judgment in favor of the plaintiffs on the Preferred B voting rights and, although the Court of Appeals found the voting rights provision to be ambiguous, it concluded that the extrinsic evidence presented to the Circuit Court, which it found to be undisputed, supported the plaintiffs’ interpretation that the voting rights provision required separate voting by the Preferred B stockholders to amend the Preferred B Articles Supplementary.

Accordingly, the 2009 amendments to the Preferred B Articles Supplementary were not validly adopted and the 2004 Preferred Articles Supplementary remain in effect.

As a result, as of March 31, 2022, the Company has cumulative undeclared dividends in arrears of approximately $19.5 million, or approximately $29.30 per outstanding share of Preferred B, thereby increasing the liquidation value to approximately $54.30 per share. Additionally, every quarter the cumulative undeclared dividends in arrears will increase by $0.5859 per Preferred B share, or approximately $390 thousand. The liquidation preference, inclusive of Preferred B cumulative undeclared dividends in arrears, is only payable upon declaration by the Board of Directors, settlement, voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs. In addition, once the Circuit Court determines basis for an appropriate record date, the Company will be required to pay the three quarters of dividends on the Preferred B stock under the 2004 Preferred B Articles Supplementary (approximately $1.2 million, which had been previously accrued for.) Co-Plaintiff Camac Fund LP called for a special meeting of the Preferred B stockholders for the election of two additional directors, which was originally convened at approximately 9:00 a.m. pacific time on October 13, 2021. A quorum was not present at the meeting as originally convened and all of the shares present at the Special Meeting voted in favor of adjourning the Special Meeting to Tuesday, November 23, 2021 at 9:00 a.m., Pacific Time. A quorum was not present at the meeting as reconvened on Tuesday, November 23, 2021 at 9:00 a.m. pacific time, and the Special Meeting was further adjourned to January 6, 2022 at 9:00 a.m. pacific time. At the reconvened Special Meeting held on Thursday, January 6, 2022, a quorum was not present, and the meeting was concluded. As a quorum was not established at the Special Meeting, no Preferred Directors have yet been elected by the holders of Series B Preferred Shares.

At March 31, 2022, the Company had $71.3 million in outstanding liquidation preference of Series B and Series C Preferred Stock (plus cumulative unpaid dividends in the case of the Series B Preferred Stock). The holders of each series of Preferred Stock, which are non-voting and redeemable at the option of the Company, retain the right to a $25.00 per share liquidation preference (plus cumulative unpaid dividends in the case of the Series B Preferred Stock) in the event of a liquidation of the Company and the right to receive dividends on the Preferred Stock if any such dividends are declared.

On April 29, 2022, the Company entered into voting agreements (the Voting Agreements), with holders of 59.3% of the outstanding shares of its 9.375% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share (Series B Preferred Stock), 53.2% of the outstanding shares of its 9.125% Series C Cumulative Redeemable Preferred Stock, par value $0.01 per share (the Series C Preferred Stock), and 40.2% of the outstanding shares of its common stock, par value $0.01 per share (the Common Stock), to vote in favor of proposed amendments to the provisions of the Company’s charter setting forth the terms of the Series B Preferred Stock and Series C Preferred Stock (the Proposed Amendments) to (1) permit closing of a proposed exchange offer, described below (the Exchange Offer), without payment of any accrued or accumulated dividends on any outstanding shares of Series B Preferred Stock or Series C Preferred Stock, and (2) provide that, following the effectiveness of the Proposed Amendments and the Exchange Offer, the remaining outstanding shares of Series B Preferred Stock and Series C Preferred Stock would be subject to redemption at the election of the Company or the holders of any outstanding shares of Series B Preferred Stock or Series C Preferred Stock, as the case may be, for the following redemption consideration: (i) for each outstanding share of Series B Preferred Stock, subject to potential escrow or reduction to reflect the payment of any attorneys’ fees or costs that are the subject of any petition therefor filed by any attorneys representing holders of Series B Preferred Stock or any order entered by a court in respect of any such petition, (a) cash in the amount of $5.00 and (b) twenty (20) shares of Common Stock and (ii) for each outstanding share of Series C Preferred Stock, (a) cash in the amount of $0.10; (b) 1.25 shares of Common Stock and (c) a warrant to purchase 1.5 shares of Common Stock at a purchase price of $5.00 per share of Common Stock.

In the proposed Exchange Offer, the Company currently intends to offer to repurchase each outstanding share of Series B Preferred Stock and each outstanding share of Series C Preferred Stock in exchange for the corresponding redemption consideration described above, subject, in the case of the Series B Remainder Consideration, to reduction and/or partial escrow in connection with the Plaintiff B Class Motion. Closing of the Exchange Offer, if effected by the Company, is expected to be contingent upon the approval of the Proposed Amendments by the stockholders of the Company, which will require the affirmative vote of holders of at least each of 66⅔% of the outstanding shares of Series B Preferred Stock, 66⅔% of the outstanding shares of Series C Preferred Stock and a majority of the outstanding shares of Common Stock, and acceptance for record of the Proposed Amendments by the State Department of Assessments and Taxation of Maryland. The Voting Agreements also limit transferability of the shares of Series B Preferred Stock, Series C Preferred Stock and Common Stock during the term of the voting agreement and certain holders of Series B Preferred Stock and Series C Preferred Stock have also agreed, as part of the Voting Agreements, to trading limitations in connection with any Common Stock they receive in the Exchange Offer or as part of the redemption.

Common and preferred dividends are included in the reconciliation of earnings per share beginning July 15, 2021, which was the date the Maryland Court of Appeals affirmed the decision in granting summary judgment in favor of the plaintiffs on the Preferred B voting rights. Cumulative preferred dividends, whether or not declared, are reflected in basic and diluted earnings per share in accordance with FASB ASC 260-10-45-11, despite not being accrued for on the consolidated balance sheets.

Share Based Payments

The following table summarizes activity, pricing and other information for the Company’s stock options for the three months ended March 31, 2022:

		Weighted-
		Average
	Number of	Exercise
	Shares	Price
Options outstanding at the beginning of the year	570,228	$7.89
Options granted	—	—
Options exercised	—	—
Options forfeited/cancelled	(3,334)	3.59
Options outstanding at the end of the period	566,894	7.92
Options exercisable at the end of the period	518,874	$8.34

As of March 31, 2022, there was approximately $64 thousand of total unrecognized compensation cost related to stock option compensation arrangements granted under the plan, net of estimated forfeitures. That cost is expected to be recognized over the remaining weighted average period of 1.9 years.

The following table summarizes activity, pricing and other information for the Company’s RSU’s for the three months ended March 31, 2022:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
RSUs outstanding at beginning of the year	397,829	$4.11
RSUs granted	—	—
RSUs issued	(122,486)	4.31
RSUs forfeited/cancelled	—	—
RSUs outstanding at end of the period	275,343	$4.02

As of March 31, 2022, there was approximately $806 thousand of total unrecognized compensation cost related to the RSU compensation arrangements granted under the plan. That cost is expected to be recognized over the remaining weighted average period of 1.5 years.

The following table summarizes activity, pricing and other information for the Company’s DSU’s for the three months ended March 31, 2022:

Weighted-
Average
	Number of	Grant Date
	Shares	Fair Value
DSUs outstanding at the beginning of the year	54,500	$6.61
DSUs granted	—	—
DSUs issued	—	—
DSUs forfeited/cancelled	—	—
DSUs outstanding at the end of the period	54,500	$6.61

As of March 31, 2022, there was no unrecognized compensation cost related to the DSU compensation arrangements granted under the plan.

Note 14. — Share Based Payments and Employee Benefit Plans

The Company maintains an equity-based incentive compensation plan, the terms of which are governed by the 2020 Equity Incentive Plan (the 2020 Incentive Plan). The 2020 Incentive Plan provides for the grant of stock appreciation rights, RSUs, DSUs, performance shares and other stock and cash-based incentive awards. Employees, directors, consultants or other persons providing services to the Company or its affiliates are eligible to receive awards pursuant to the 2020 Incentive Plan. In connection with the adoption of the 2020 Incentive Plan, the Company’s 2010 Omnibus Incentive Plan (2010 Plan), which was scheduled to expire in July 2020, was frozen for new grants. The 2010 Plan will remain in place only for the issuance of shares of common stock pursuant to equity compensation awards outstanding under the 2010 Plan, which awards will continue to be governed by the terms of the 2010 Plan. As of December 31, 2021, the aggregate number of shares reserved under the 2020 Incentive Plan and 2010 Plan, is 2,000,000 and 952,646 shares, respectively, and there were 1,477,760 shares available for grant as stock options, RSUs, DSUs or other stock and cash-based incentive awards under the 2020 Incentive Plan. The Company issues new shares of common stock to satisfy stock option exercises, RSU vesting, DSU issuances and other stock-based incentive awards.

The fair value of options granted, which is amortized to expense over the option service period, is estimated on the date of grant with the following weighted average assumptions:

	For the Year Ended December 31,
	2021	2020
Risk-free interest rate	0.50%	1.45%
Expected lives (in years)	4.54	4.94
Expected volatility	77.55%	61.21%
Expected dividend yield	0.00%	0.00%
Fair value per share	$1.96	$3.13

The following table summarizes activity, pricing and other information for the Company’s stock options for the years presented below:

	For the Year Ended December 31,
	2021		2020
		Weighted-		Weighted-
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price
Options outstanding at the beginning of the year	524,357	$8.58	914,470	$8.10
Options granted	85,154	3.29	30,000	5.34
Options exercised	—	—	(9,500)	4.84
Options forfeited/cancelled	(39,283)	7.15	(410,613)	7.35
Options outstanding at the end of the period	570,228	7.89	524,357	8.58
Options exercisable at the end of the period	406,361	$9.65	327,366	$11.46

The aggregate intrinsic value in the following table represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $1.11 and $3.04 per common share as of December 31, 2021 and 2020, respectively. Aggregate intrinsic value represents the amount of proceeds the option holders would have received had all option holders exercised their options and sold the stock as of that date.

	As of December 31,
	2021		2020

	Weighted-		Weighted-
	Average	Aggregate	Average	Aggregate
	Remaining	Intrinsic	Remaining	Intrinsic
	Life	Value	Life	Value
	(Years)	(in thousands)	(Years)	(in thousands)
Options outstanding at end of year	6.17	$—	6.77	$—
Options exercisable at end of year	5.43	$—	5.96	$—

As of December 31, 2021, there was approximately $127 thousand of total unrecognized compensation cost related to stock option compensation arrangements granted, net of estimated forfeitures. That cost is expected to be recognized over the remaining weighted average period of 1.5 years.

For the years ended December 31, 2021 and 2020, the aggregate grant-date fair value of stock options granted was approximately $167 thousand and $94 thousand, respectively.

For the years ended December 31, 2021 and 2020, total stock-based compensation expense was $884 thousand and $702 thousand, respectively.

Additional information regarding stock options outstanding as of December 31, 2021 is as follows:

	Stock Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
Exercise		Remaining	Average		Average
Price	Number	Contractual	Exercise	Number	Exercise
Range	Outstanding	Life in Years	Price	Exercisable	Price
$3.22 – 3.74	150,872	7.91	$3.45	53,671	$3.59
3.75 – 5.38	200,000	7.16	3.75	133,334	3.75
5.39 – 9.85	27,582	4.01	7.01	27,582	7.01
9.86 – 17.39	86,524	4.15	11.99	86,524	11.99
17.40 – 20.49	51,250	4.55	17.40	51,250	17.40
20.50 – 20.50	54,000	3.56	20.50	54,000	20.50
$3.22 – 20.50	570,228	6.17	$7.89	406,361	$9.65

In addition to the options granted, the Company has granted DSUs, which vest between one and three year periods. The fair value of each DSU was measured on the date of grant using the grant date price of the Company’s stock. In 2021, the Company did not grant any DSUs.

The following table summarizes activity, pricing and other information for the Company’s DSUs for the year ended December 31, 2021:

Weighted-
Average
	Number of	Grant Date
	Shares	Fair Value
DSUs outstanding at the beginning of the year	54,500	$6.61
DSUs granted	—	—
DSUs issued	—	—
DSUs forfeited/cancelled	—	—
DSUs outstanding at the end of the period	54,500	$6.61

As of December 31, 2021, there was approximately $6 thousand of total unrecognized compensation cost related to the DSU compensation arrangements granted under the plan. This cost is expected to be recognized over a weighted average period of 0.2 years.

The following table summarizes activity, pricing and other information for the Company’s RSUs for the ended December 31, 2021:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
RSUs outstanding at beginning of the year	267,221	$5.04
RSUs granted	245,332	3.29
RSUs issued	(94,493)	4.78
RSUs forfeited/cancelled	(20,231)	3.29
RSUs outstanding at end of the period	397,829	$4.11

For the year ended December 31, 2021, the aggregate grant-date fair value of RSUs granted was approximately $807 thousand. As of December 31, 2021, there was approximately $1.0 million of total unrecognized compensation cost related to the RSU compensation arrangements granted under the plan. This cost is expected to be recognized over a weighted average period of 1.7 years.

401(k) Plan

After meeting certain employment requirements, employees can participate in the Company’s 401(k) plan. Under the 401(k) plan, employees may contribute up to 25% of their salaries, pursuant to certain restrictions. Effective January 1, 2020, the Company matches 50% of the first 6% of employee contributions. Additional contributions may be made at the discretion of the board of directors. During the years ended December 31, 2021 and 2020, the Company recorded compensation expense of approximately $1.0 million and $1.0 million for basic matching contributions, respectively. There were no discretionary matching contributions recorded during the years ended December 31, 2021 or 2020.